Employment Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employment Benefits [Abstract]
Employee contribution limit per calendar year for employees under 50 years of age	$ 18
Employee contribution limit per calendar year for employees over 50 years of age	24
Matching contributions	$ 299	$ 211	$ 28